Note 3 - Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Concentration Risk Disclosure [Text Block]
3.            CONCENTRATIONS

The Company derived approximately 54% of its revenue for the six-months ended June 30, 2012 from one customer primarily as a result of the electricity sales, and 87% of its revenue for the six months ended June 30, 2011 was from sales to 4 customers primarily as a result of development and construction services fees. At June 30, 2012 and December 31, 2011, 39% and 94% of the Company's accounts receivable were due from two customers, respectively.

8.        CONCENTRATIONS, RISKS AND UNCERTANTIES

The Company derived approximately 83% of its revenue for the year ended December 31, 2011 from six customers primarily as a result of the construction activities and wind farm development fees, and 79% of its revenue for the year ended December 31, 2010 was from sales to five customers. At December 31, 2011 and December 31, 2010, 79% and 97% of the Company's accounts receivable were due from one customer, respectively.